Capital Stock and Other Related Accounts	12 Months Ended
Dec. 31, 2020
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Capital Stock and Other Related Accounts
23. CAPITAL STOCK AND OTHER RELATED ACCOUNTS

	2020	2019
Capital stock	59,603	59,603
Capital adjustment	4,745,549	4,745,549
Share premium	8,676,470	8,676,470
Merger premium	1,567,326	1,567,326

Total	15,048,948	15,048,948

The issued, paid-in and registered capital stock consists of:
Common stock with a face value of $ 0.10 per share
and entitled to 1 vote each, fully paid-in (in thousands)	596,026	596,026